TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 88,528	$ 79,196
Share based payments	21,631	16,142
Research and development costs	3,473	3,606
Reserves, allowances and other	21,838	13,313
Deferred tax assets before valuation allowance	135,470	112,257
Valuation allowance	(11,211)	(8,853)
Deferred tax assets	124,259	103,404
Deferred tax liabilities:
Acquired intangibles	(126,318)	(142,352)
Acquired deferred revenue	(2,033)	(2,600)
Internal Use Software and other Fixed Assets	(15,677)	(4,398)
Prepaid Compensation Expenses	(12,062)
Deferred tax liabilities	(156,090)	(149,350)
Deferred tax liabilities, net	(31,831)	(45,946)
Deferred tax assets	12,309	11,850
Deferred tax liabilities	(44,140)	(57,796)
Deferred tax liabilities, net	$ (31,831)	$ (45,946)